FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Jul. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE ON FINANCIAL LIABILITIES

As of July 31, 2023, the estimated fair values of the Company’s financial liabilities are presented in the following table:

July 31, 2023
2023 Series Convertible Notes Payable - Stock Settled - Derivative/Warrant Liability	$67,155
2023 Series B Convertible Notes Payable – Stock Settled – Derivative/Warrant Liability	870,603
Total	$937,758

SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON RECURRING BASIS

The following table presents a roll-forward of the fair value of the derivative liabilities associated with the Company’s warrants included with its 2023 Series Convertible Notes Payable, categorized as Level 3:

	Nine Months Ended July 31, 2023	Year Ended October 31, 2022
Beginning Balance	$-	$-
Additions	996,598	-
Total (gains) or losses (realized/unrealized)	(58,840)	-
Included in operations	-	-
Ending Balance	$937,758	$-

SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON WARRANTS GRANTED

The fair value of the warrants granted in connection with the two, tranches of 2023 Series Convertible Notes Payable-Stock Settled during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	July 31, 2023	October 31, 2022
Risk-free interest rate	3.60%-4.18%	-
Dividend yield	0.00	-
Volatility factor	156.13%-200.29%	-
Weighted average expected life	2.5	-